Investments (Components of Net Investment Gains Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities, Gain (Loss) [Abstract]
Fixed maturity securities — net gains (losses) on sales and disposals	$ 598	$ 561	$ 253
Equity securities — net gains (losses) on sales and disposals	101	31	38
Other net investment gains (losses):
FVO and trading securities — FVO general account securities	9	15	17
Mortgage Loans	(36)	22	57
Real estate and real estate joint ventures	222	(19)	(36)
Other limited partnership interests	(78)	(48)	(36)
Other investment portfolio gains (losses)	(110)	22	(151)
Subtotal - investment portfolio gains (losses)	610	392	(209)
FVO CSEs - changes in estimated fair value subsequent to consolidation:
Commercial mortgage loans	(13)	(52)	7
Securities	0	2	0
Long-term debt — related to commercial mortgage loans	19	85	25
Long-term debt — related to securities	(1)	(2)	(7)
Non-investment portfolio gains (losses)	(812)	(264)	(168)
Subtotal FVO CSEs and non-investment portfolio gains (losses)	(807)	(231)	(143)
Total net investment gains (losses)	(197)	161	(352)
Fixed Maturity Securities
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(60)	(166)	(317)
Net investment gains (losses)	538	395	(64)
Consumer
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(7)	(11)	(19)
Transportation
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(2)	(3)	(17)
Utility
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	(48)	(61)
Finance
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	(10)	(32)
Communications
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	(2)	(19)
Technology
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	0	(6)
Industrial
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	0	(5)
Corporate fixed maturity securities [Member]
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(9)	(74)	(159)
RMBS
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(31)	(80)	(97)
CMBS (1)
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(13)	(12)	(51)
ABS
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(7)	0	(9)
State and political subdivision
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	0	0	(1)
Equity securities
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(36)	(26)	(34)
Net investment gains (losses)	65	5	4
Non-redeemable preferred stock
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	(23)	(20)	0
Common stock
Marketable Securities, Gain (Loss) [Abstract]
Total OTTI losses recognized in earnings	$ (13)	$ (6)	$ (34)